Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.11

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
2025130400			Property Type	XXX	XXX